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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [X]; Amendment Number: 1

        This Amendment (Check only one.): [X] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kidron Capital LLC
Address:   601 Carlson Parkway
           Suite 730
           Minnetonka, MN 55305

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Charles M. Webster
Title:   Managing Member
Phone:   (952) 404-2309

Signature, Place, and Date of Signing:

/s/ Charles M. Webster      Minnetonka, Minnesota      February 21, 2006
----------------------      ---------------------      -----------------
[Signature]                     [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          14

Form 13F Information Table Value Total: $   158,039
                                        -----------
                                        (thousands)

List of Other Included Managers:

None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                 Value    SH or  SH/ PUT/ Invest.
NAME OF ISSUER         TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL  Disc.
Alderwoods Group       Common         014383103  11761   741100  SH       Sole
Aon Corp.              Common         037389103  20132   560000  SH       Sole
Aptar Group            Common         038336103   7386   141500  SH       Sole
Bright Horizons        Common         109195107  18206   491400  SH       Sole
CH Robinson            COM NEW        12541W209   8050   217400  SH       Sole
Encore Capital Group   Common         292554102  10519   606300  SH       Sole
Euronet Worldwide      Common         298736109  15073   542200  SH       Sole
FirstService Corp      Sub VTG SH     33761N109  14512   566200  SH       Sole
International Speedway CL A           460335201   5858   122300  SH       Sole
Paychex                Common         704326107   9374   245900  SH       Sole
Ritchie Brothers       Common         767744105    207     4900  SH       Sole
School Specialty       Common         807863105  20293   556900  SH       Sole
UAP Holding            Common         903441103  10992   538300  SH       Sole
Valspar Corp           Common         920355104   5674   230000  SH       Sole

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